Noncontrolling Interests and Noncontrolling Interests with Liquidation Preferences	12 Months Ended
Jun. 30, 2026
Noncontrolling Interests and Noncontrolling Interests with Liquidation Preferences [Abstract]
Noncontrolling interests and noncontrolling interests with liquidation preferences
20.	Noncontrolling interests and noncontrolling interests with liquidation preferences

In connection with the Group’s acquisition of Shenzhen Letsvan (Note 3), there are certain non-controlling interest shareholders. Pursuant to the shareholder agreement, certain non-controlling shareholders of Shenzhen Letsvan held preferred shares that entitled these shareholders to certain preferences and privileges, such as liquidation preferences. The Group determined that the preferred shares should be accounted for as mezzanine equity on the Group’s consolidated balance sheets since they are contingently redeemable upon the occurrence of a conditional event or a deemed redemption event, which is not solely within the control of the Group. The other non-controlling interests with no preferential rights held by non-controlling interest shareholders are classified under equity in the Group’s consolidated balance sheets. All the non-controlling interests were initially recorded at the acquisition date fair value and subsequently adjusted by the attribution of their shares of net income or loss pursuant to the shareholder agreement.

In June 2025, the Group, through one of its wholly-owned subsidiaries, further acquired approximately 2.5% equity interests in Shenzhen Letsvan from Shenzhen Letsvan’s non-controlling shareholders for a total cash consideration of RMB9.8 million. The acquisition was accounted for as an equity transaction as this is a transaction among the shareholders, whereby (a) the difference between the fair value of non-controlling interests acquired and the carrying amount of non-controlling interests was allocated to additional paid-in capital, and (b) the difference of the consideration paid to the non-controlling shareholders over the fair value of the equity interests acquired, of RMB1,208, was accounted as compensation expense (Note 21(b)).

In July 2025, the Group, through one of its wholly-owned subsidiaries, further entered into a series of agreements to acquire all of the remaining non-controlling interests of Shenzhen Letsvan from the minority shareholders with a fixed amount of cash or a fixed number of the Company’s ordinary shares as consideration.

Transactions with non-controlling shareholders other than Mr. Huiyu Zhan, or Mr. Zhan, the founder of Shenzhen Letsvan, were settled with cash consideration, amounting to RMB128.1 million, and the closing has been completed. The acquisitions with non-controlling shareholders other than Mr. Huiyu Zhan, was accounted for as an equity transaction as this is a transaction among the shareholders, whereby the difference of the consideration paid to the non-controlling shareholders, which approximated to the fair value of the non-controlling interests acquired, over the carrying amount of non-controlling interests or mezzanine equity is allocated to additional paid-in capital for RMB80.5 million.

Transaction with Mr. Zhan was agreed to be settled with an aggregate of 18,219,330 the Company’s own class A ordinary shares, of which 7,287,732 restricted shares are subject to service conditions and are accounted for as share-based compensation under ASC 718, Compensation—Stock Compensation (Note 21(c)). As of June 30, 2026, the acquisition of the non-controlling interest held Mr. Zhan was not closed. The Group classified the non-controlling interests of Shenzhen Letsvan held by Mr. Zhan as mezzanine equity considering there is a contingent forward embedded in the non-controlling interests. Mezzanine equity should be recognized using the fair value of ordinary shares to be issued at agreement signing date, whereby the difference between mezzanine equity, which approximated to the fair value of non-controlling interests at agreement signing date, and carrying amount of non-controlling interests, amounting to RMB144.1 million, should be recorded as additional paid-in capital.